Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Feb. 23, 2018
Registrant Name	Trust for Advised Portfolios
Central Index Key	0001261788
Amendment Flag	false
Document Creation Date	Feb. 23, 2018
Document Effective Date	Feb. 23, 2018
Prospectus Date	Jan. 31, 2018
Ziegler Floating Rate Fund | Class A
Prospectus:
Trading Symbol	ZFLAX
Ziegler Floating Rate Fund | Class C
Prospectus:
Trading Symbol	ZFLCX
Ziegler Floating Rate Fund | Institutional Class
Prospectus:
Trading Symbol	ZFLIX